Increase in Authorized Common Shares and Name Change	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure

NOTE 7 INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

NOTE 7 INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.